Note 11 - Finance Cost and Income	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of finance income (cost) [text block]
11.	FINANCE COST AND INCOME

(a)	Finance costs

	2017	2016	2015
Interest expense	(1,571.6)	(1,547.3)	(1,062.6)
Capitalized borrowings	2.3	3.9	26.0
Net Interest on pension plans	(77.6)	(105.6)	(97.6)
Losses on hedging instruments	(616.7)	(1,575.1)	(1,267.0)
Interest on provision for disputes and litigations	(225.9)	(619.5)	(120.1)
Exchange variation	(339.5)	(310.4)	(721.8)
Tax on financial transactions	(179.7)	(224.6)	(146.4)
Bank guarantee expenses	(89.5)	(87.1)	(80.8)
Other financial results	(193.3)	(132.2)	(92.1)
	(3,291.5)	(4,597.9)	(3,562.4)

Non-recurring finance cost	(976.8)	-	-
	(4,268.3)	(4,597.9)	(3,562.4)

The exceptional net finance cost refers to PERT
2017
which Ambev applied for – see Note
19
-
Income tax and social contribution
and to the realization of the exchange variation of loans settled with related parties historically recognized in shareholders' equity.

Interest expenses are presented net of the effect of interest rate derivative financial instruments which mitigate Ambev interest rate risk (Note
27
–
Financial instruments and risks
). The interest expense are as follows:

	2017	2016	2015
Financial liabilities measured at amortized cost	(477.6)	(545.6)	(423.1)
Liabilities at fair value through profit or loss	(1,076.2)	(961.0)	(601.3)
Fair value hedge - hedged items	(19.7)	(49.3)	(22.4)
Fair value hedge - hedging instruments	1.9	8.6	(15.8)
	(1,571.6)	(1,547.3)	(1,062.6)

(b)	Finance income

	2017	2016	2015
Interest income	458.8	513.6	575.5
Gains on derivative	73.7	113.5	428.3
Financial assets at fair value through profit or loss	227.6	247.5	261.4
Other financial results	14.3	21.3	29.0
	774.4	895.9	1,294.2

Interest income arises from the following financial assets:

	2017	2016	2015
Cash and cash equivalents	233.4	241.5	425.9
Investment securities held for trading	26.9	51.1	149.6
Other receivables	198.5	221.0	-
	458.8	513.6	575.5